Share Capital (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 13, 2019	Sep. 20, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 11, 2019	Sep. 10, 2019	Jan. 18, 2019
Share Capital (Textual)
Common stock, shares, issued			209,081,533	199,317,558
Common stock, shares outstanding			209,081,533	199,317,558
Preferred shares			$ 10,204,326
Description of shares issued		The Company issued to the shareholders of C Media Limited, the former parent of LK Technology, (i) 185,412,599 of ordinary shares, par value $0.01 per share and (ii) 1,000,000 of our preferred shares.
Super Engine [Member]
Share Capital (Textual)
Ordinary shares issued		12,219,959
Ordinary price per share		$ 0.01
Acuitas Capital, LLC [Member]
Share Capital (Textual)
Ordinary shares issued					7,763,975
Ordinary price per share					$ 0.01
Ordinary shares issue including					$ 10,000,000
Maintained scrow account					$ 9,882,432
Honbridge Holdings Limited [Member]
Share Capital (Textual)
Ordinary shares issued						2,000,000	2,000,000
Ordinary price per share						$ 0.01	$ 0.01
Number of per shareValues						$ 12,000,000	$ 12,000,000
Geely Technology Group [Member] | Series A Preferred Stock [Member]
Share Capital (Textual)
Preferred shares	$ 21,794,872
Aggregate purchase price	$ 42,500,000